SEGMENT REPORTING - Company's revenue (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Revenue	¥ 68,854,280	$ 9,474,664	¥ 67,114,378	¥ 83,777,571
Cost of revenue and related tax	47,976,836	6,601,832	48,247,395	64,352,834
Gross profit	20,877,444	2,872,832	18,866,983	19,424,737
Depreciation and amortization	2,844,025	391,351	3,683,586	3,339,868
Total capital expenditures	15,299,688		940,673	999,652
Goods transferred at a point in time
Revenue	58,281,225		58,475,918	74,222,033
Services rendered over time
Revenue	10,573,055		8,638,460	9,555,538
Automation product and software
Revenue	26,831,668	3,692,160	26,628,216	31,944,055
Cost of revenue and related tax	23,864,941		23,610,281	29,824,014
Gross profit	2,966,727		3,017,935	2,120,041
Depreciation and amortization	493,633		857,332	421,619
Total capital expenditures	146,367		803,311	14,823
Automation product and software | Goods transferred at a point in time
Revenue	20,032,784		18,640,699	31,944,055
Automation product and software | Services rendered over time
Revenue	6,798,884		7,987,517	0
Equipment, accessories and others
Revenue	20,471,950	2,817,034	16,248,197	17,159,381
Cost of revenue and related tax	14,097,459		8,945,796	10,479,615
Gross profit	6,374,491		7,302,401	6,679,766
Depreciation and amortization	289,234		689,552	814,960
Total capital expenditures	150,081		46,681	21,456
Equipment, accessories and others | Goods transferred at a point in time
Revenue	20,471,950		16,248,197	17,159,381
Equipment, accessories and others | Services rendered over time
Revenue			0	0
Oilfield environmental protection
Revenue	17,576,573	2,418,617	19,116,560	25,335,363
Cost of revenue and related tax	9,240,828		13,955,673	20,222,446
Gross profit	8,335,745		5,160,887	5,112,917
Depreciation and amortization	2,059,292		2,077,165	2,045,601
Total capital expenditures			75,728	768,795
Oilfield environmental protection | Goods transferred at a point in time
Revenue	17,576,573		19,116,560	15,779,825
Oilfield environmental protection | Services rendered over time
Revenue			0	9,555,538
Platform outsourcing services
Revenue	3,974,089	$ 546,853	5,121,405	9,338,772
Cost of revenue and related tax	637,903		1,735,645	3,826,759
Gross profit	3,336,186		3,385,760	5,512,013
Depreciation and amortization	1,865		59,537	57,688
Total capital expenditures	2,989		14,953	194,578
Platform outsourcing services | Goods transferred at a point in time
Revenue	199,918		4,470,462	9,338,772
Platform outsourcing services | Services rendered over time
Revenue	3,774,171		¥ 650,943	¥ 0
Chemical recycle
Cost of revenue and related tax	135,705
Gross profit	(135,705)
Depreciation and amortization	175,003
Total capital expenditures	¥ 15,000,251